UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)     (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Government Money Market Fund

The schedules are not audited.

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
Investment Companies: 8.9%
1,000,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.434%	$1,000,000	0.4
10,000,000	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.303%	10,000,000	4.5
9,000,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.454%	9,000,000	4.0
	Total Investment Companies (Cost $20,000,000)	20,000,000	8.9

Principal Amount†			Value	Percentage of Net Assets
U.S. Government Agency Debt: 39.3%
4,000,000		Federal Farm Credit Banks, 0.390%,due 04/03/17	3,999,504	1.8
400,000		Federal Farm Credit Banks, 0.404%,due 02/21/17	399,984	0.2
250,000		Federal Farm Credit Banks, 0.480%,due 10/17/17	249,882	0.1
1,250,000		Federal Farm Credit Banks, 0.490%,due 10/25/17	1,250,000	0.6
1,000,000		Federal Farm Credit Banks, 0.570%,due 09/14/17	1,000,000	0.4
200,000		Federal Farm Credit Banks, 0.580%,due 02/27/17	199,997	0.1
2,360,000		Federal Farm Credit Banks, 0.580%,due 04/17/17	2,360,295	1.1
1,400,000		Federal Farm Credit Banks, 0.680%,due 12/08/17	1,401,298	0.6
4,250,000		Federal Farm Credit Banks, 0.740%,due 03/22/17	4,250,141	1.9
250,000		Federal Farm Credit Banks, 0.750%,due 07/03/17	249,924	0.1
200,000		Federal Farm Credit Banks, 0.800%,due 08/29/17	200,142	0.1
2,500,000	Z	Federal Home Loan Bank Notes, 0.410%,due 01/11/17	2,499,694	1.1
6,000,000	Z	Federal Home Loan Bank Notes, 0.450%,due 01/25/17	5,998,160	2.7
7,700,000	Z	Federal Home Loan Bank Notes, 0.500%,due 01/27/17	7,697,196	3.4
14,750,000	Z	Federal Home Loan Bank Notes, 0.500%,due 02/03/17	14,743,232	6.6
1,250,000	Z	Federal Home Loan Bank Notes, 0.500%,due 03/08/17	1,248,854	0.6
1,900,000	Z	Federal Home Loan Bank Notes, 0.510%,due 02/10/17	1,898,923	0.9
750,000		Federal Home Loan Banks, 0.460%,due 08/01/17	749,884	0.3
1,250,000		Federal Home Loan Banks, 0.467%,due 06/01/17	1,250,000	0.6
2,250,000		Federal Home Loan Banks, 0.477%,due 03/01/17	2,250,000	1.0
2,800,000		Federal Home Loan Banks, 0.510%,due 01/27/17	2,800,000	1.3
1,000,000		Federal Home Loan Banks, 0.570%,due 05/16/17	1,000,000	0.5
3,750,000		Federal Home Loan Banks, 0.570%,due 07/12/17	3,749,900	1.7
1,000,000		Federal Home Loan Banks, 0.660%,due 08/16/17	1,000,000	0.4
1,250,000		Federal Home Loan Banks, 0.670%,due 05/16/17	1,249,868	0.6
250,000		Federal Home Loan Banks, 0.700%,due 05/17/17	253,906	0.1
1,000,000		Federal Home Loan Banks, 0.700%,due 08/17/17	1,000,000	0.4
500,000		Federal Home Loan Banks, 0.780%,due 08/21/17	500,520	0.2
100,000		Federal Home Loan Banks, 0.800%,due 11/15/17	100,208	0.0
1,000,000	Z	Federal Home Loan Mortgage Corp., 0.240%,due 01/03/17	999,981	0.4
600,000	Z	Federal Home Loan Mortgage Corp., 0.310%,due 01/05/17	599,974	0.3
785,000		Federal Home Loan Mortgage Corp., 0.410%,due 01/27/17	785,017	0.4
1,775,000	Z	Federal Home Loan Mortgage Corp., 0.440%,due 01/30/17	1,774,357	0.8
500,000	Z	Federal Home Loan Mortgage Corp., 0.470%,due 02/07/17	499,758	0.2
350,000		Federal Home Loan Mortgage Corp., 0.493%,due 04/27/17	350,055	0.2
250,000		Federal Home Loan Mortgage Corp., 0.530%,due 01/13/17	250,003	0.1

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. Government Agency Debt: (continued)
4,745,000		Federal Home Loan Mortgage Corp., 0.540%,due 04/20/17	$4,747,429	2.1
750,000		Federal Home Loan Mortgage Corp., 0.670%,due 07/21/17	750,464	0.3
1,500,000		Federal Home Loan Mortgage Corp., 0.720%,due 11/13/17	1,501,142	0.7
1,500,000		Federal Home Loan Mortgage Corp., 0.800%,due 09/27/17	1,502,161	0.7
250,000		Federal Home Loan Mortgage Corp., 0.890%,due 11/24/17	250,013	0.1
250,000		Federal Home Loan Mortgage Corp., 0.980%,due 11/28/17	250,040	0.1
1,000,000		Federal Home Loan Mortgage Corp., 0.980%,due 12/28/17	999,204	0.4
2,880,000		Federal National Mortgage Association, 0.468%,due 07/20/17	2,881,053	1.3
1,540,000		Federal National Mortgage Association, 0.640%,due 10/05/17	1,540,683	0.7
100,000		Federal National Mortgage Association, 0.750%,due 06/12/17	102,039	0.0
1,309,000	Z	Federal National Mortgage Association, 0.860%,due 10/06/17	1,300,509	0.6
1,072,000		Federal National Mortgage Association, 0.980%,due 12/27/17	1,070,881	0.5
		Total U.S. Government Agency Debt (Cost $87,706,275)	87,706,275	39.3

U.S. Treasury Debt: 15.9%
8,750,000	Z	United States Treasury Bill, 0.430%,due 02/02/17	8,746,450	3.9
5,500,000	Z	United States Treasury Bill, 0.580%,due 03/23/17	5,492,827	2.5
10,000,000		United States Treasury Bill, 0.650%,due 06/15/17	9,970,667	4.5
11,200,000		United States Treasury Note, 0.720%,due 10/31/17	11,211,646	5.0
		Total U.S. Treasury Debt (Cost $35,421,590)	35,421,590	15.9

U.S. Treasury Repurchase Agreement: 24.2%
54,073,000		Deutsche Bank Repurchase Agreement dated 12/30/2016, 0.450%, due 1/3/2017, $54,075,704 to be received upon repurchase (Collateralized by $113,861,200, U.S. Treasury STRIP Coupon, 0.000%, Market Value plus accrued interest $55,695,206 due 2/15/2040)	$54,073,000	24.2

		Total U.S. Treasury Repurchase Agreement (Cost $54,073,000)	54,073,000	24.2

		Total Investments in Securities (Cost $197,200,865)	$197,200,865	88.3
		Assets in Excess of Other Liabilities	26,156,970	11.7
		Net Assets	$223,357,835	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2016
Asset Table
Investments, at fair value
U.S. Treasury Debt	$–	$35,421,590	$–	$35,421,590
U.S. Treasury Repurchase Agreement	–	54,073,000	–	54,073,000

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2016
Investment Companies	$20,000,000	$–	$–	$20,000,000
U.S. Government Agency Debt	–	87,706,275	–	87,706,275
Total Investments, at fair value	$20,000,000	$177,200,865	$–	$197,200,865

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a- 2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 24, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 24, 2017